Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (13,281,405)	$ (12,930,211)	$ (18,109,457)	$ (62,197,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	574,746	332,643	478,115	232,886
Bad debts expense	26,730	224,215	45,110	9,022
Revenue earning device sold and expensed in cost of sales				3,410
Inventory provision		90,000	130,000	65,000
(Gain) loss on disposal of fixed assets				(29,125)
Reduction of right of use asset	88,378	84,298	112,396	110,148
Accretion of lease liability	99,248	107,187	141,631	122,930
Stock based compensation	337,896	481,000	740,050	2,158,050
Interest expense related to the issuance of warrants for debt extensions				5,415,000
Interest expense related to penalties from debt defaults
Change in fair value of derivative liabilities		(3,595)	(3,595)	(372,214)
Amortization of debt discounts	1,755,897	1,094,388	1,980,033	7,597,242
(Gain) loss on settlement of debt	(38,740)	(3,992)	(3,992)	33,068,313
Increase in related party accrued payroll and interest	92,770	9,720	12,960	264,331
Changes in operating assets and liabilities:
Accounts receivable	(267,144)	(258,790)	119,335	(339,947)
Prepaid expenses and deposits on inventory	(90,315)	(224,476)	(141,734)	(442,164)
Deposit on right of use asset				(19,999)
Device parts inventory	(2,004,189)	(805,257)	(1,161,047)	(2,191,571)
Accounts payable and accrued expenses	266,666	197,317	374,529	(596,615)
Accrued expense, related party				(167,187)
Customer deposits	68,567	(7,617)	(100)	(500)
Operating lease liability payments	(174,874)	(191,485)	(254,028)	(233,078)
Balance owed WeSecure				(122,000)
Current portion of deferred variable payment obligations for Payments	222,525	171,550	216,577	234,013
Accrued interest payable	2,944,817	1,749,833	2,745,822	2,606,097
Net cash used in operating activities	(9,378,427)	(9,883,272)	(12,577,395)	(14,825,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(13,903)	(217,601)	(258,402)	(115,493)
Purchase of investment			(50,000)
Acquisition of trademarks				(26,327)
Reimbursement of security deposit	3,859
Cash paid for security deposit				(17,380)
Proceeds on disposal of fixed assets				30,000
Net cash used in investing activities	(10,044)	(217,601)	(308,402)	(129,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	7,527,190	4,657,979	7,771,169	12,521,932
Proceeds from convertible notes payable			619,250
Repayment of convertible debt			(750,000)	(65,000)
Proceeds from loans payable	1,400,000	2,600,000	3,300,000	9,426,146
Repayment of loans payable	(381,000)	(1,711,009)	(1,763,009)	(516,314)
Series G preferred shares redeemed as payment on incentive plan payable				(1,500,000)
Dividend upon redemption of cancelled issuable Series F shares				(500,000)
Net borrowings(repayments) on loan payable - related party				(808,394)
Proceeds from convertible debt and warrants issued		619,250
Net cash provided by financing activities	8,546,190	6,166,220	9,177,410	18,558,370
Net change in cash	(842,281)	(3,934,653)	(3,708,387)	3,603,728
Cash, beginning of period	939,759	4,648,146	4,648,146	1,044,418
Cash, end of period	97,478	713,493	939,759	4,648,146
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	17,726	405,117	451,192	225,003
Cash paid for income taxes
Noncash investing and financing activities:
Right of use asset for lease liability				1,374,002
Transfer from device parts inventory to revenue earning devices	1,421,979	672,534
Shares issued for services	44,460
Exchange of warrants for debt		3,000,000	3,000,000
Refund on abandoned trademarks			1,643
Penalty shares pursuant to a share purchase agreement			171
Transfer from device parts inventory to fixed assets			932,805	659,985
Conversion of convertible notes and interest to shares of common stock				898,705
Release of derivative liability on conversion of convertible notes payable				422,272
Derivative debt discount on revaluation of loan amendment				438,835
Exchange of notes payable for Series F preferred shares				6,732,835
Discount applied to face value of loans	200,000	434,500	1,797,645	6,162,945
Warrants issued as part of debt issuance	1,209,206			8,068,822
Exercise of warrants		97	453	3,951
Series F preferred shares and warrants issued for debt		1,240,628		4,000,160
Cancellation of Series E preferred shares		$ 171		1,000
Issuance of Series G preferred shares as payment on incentive plan payable				1,500,000
Series F preferred shares converted to common shares				3,086
Series F preferred shares issued on exercise of warrants				$ 38